Lease - Amounts recognised in income statement and cash flows statement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Leases
Interest expense (included in net finance cost)	R 1,451	R 1,357	R 1,488
Expense relating to short-term leases	596	474	423
Expense relating to leases of low-value assets that are not shown above as short-term leases	87	79	65
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)	49	32	58
Total cash outflow on leases	R 4,159	R 3,753	R 3,882